Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,559.2	$ 1,520.4	$ 1,443.4
Port expenses, bunkers, commissions, and other cost of goods and services sold	(418.5)	(430.3)	(459.5)
Operating expenses	(245.1)	(216.0)	(202.1)
Profit from sale of vessels	51.3	50.4	10.2
Administrative expenses	(95.6)	(82.9)	(55.0)
Other operating income and expenses	(0.5)	6.3	5.9
Share of profit/(loss) from joint ventures	0.0	0.0	0.2
Impairment losses on tangible assets	0.0	0.0	(2.6)
Depreciation and amortization	(192.0)	(149.3)	(139.0)
Operating profit (EBIT)	658.8	698.6	601.5
Financial income	24.8	14.3	4.0
Financial expenses	(74.1)	(60.9)	(48.8)
Profit/(loss) before tax	609.5	652.0	556.7
Tax	2.0	(4.0)	5.9
Net profit/(loss) for the year	611.5	648.0	562.6
Net profit/(loss) for the year attributable to:
TORM plc shareholders	612.5	648.3	562.8
Non-controlling interest	$ (1.0)	$ (0.3)	$ (0.2)
Earnings per share for TORM plc shareholders
Basic earnings/(loss) per share (in USD per share)	$ 6.54	$ 7.75	$ 6.92
Diluted earnings/(loss) per share (in USD per share)	$ 6.36	$ 7.48	$ 6.80